Basis of Presentation - Disclosure of exchange rates used for the change in Comprehensive Income (Details) kr in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 DKK (kr)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 DKK (kr)
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Net profit	$ 336	$ 203	kr 1,408	$ 531	$ 395	kr 2,733
Comprehensive income	$ 339	$ 173	1,534	$ 547	$ 269	2,907
Presentation currency change
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Net profit			(1,205)			(2,338)
Comprehensive income			kr (1,361)			kr (2,638)